RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Summary of research and development	Research and development costs for the years 2021, 2020 and 2019 consists of:

(in millions)	2021	2020	2019
Product related research and development	$440	$420	$434
Quality assurance	25	32	37
Research and development	$465	$452	$471